Nonexempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
Nonexempt Party-In-Interest Transactions [Line Items]
Nonexempt Party-In-Interest Transactions	(5) Nonexempt Party-In-Interest Transactions For the years ended December 31, 2025 and 2024, the Company did not identify any late remittances of participant contributions.